Significant Accounting Policies and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Allowance for Sales Returns	Allowance for sales returns consisted of the following activities (in thousands):

	Years Ended December 31,
	2025	2024	2023
Beginning balance	$6,427	$7,808	$7,417
Add: Charged to revenue	15,669	16,502	16,560
Less: Utilization of sales return reserve	(17,557)	(17,883)	(16,169)
Ending balance	$4,539	$6,427	$7,808

Schedule of Allowance for Sales Incentives	Allowance for sales incentives consisted of the following activities (in thousands):

	Years Ended December 31,
	2025	2024	2023
Beginning balance	$63,367	$23,024	$28,903
Add: Charged to revenue	210,543	179,100	85,178
Less: Utilization of sales incentive reserve	(203,071)	(138,757)	(91,057)
Ending balance	$70,839	$63,367	$23,024

Schedule of Allowance for Doubtful Accounts	Allowance for credit losses consisted of the following activities (in thousands):

	Years Ended December 31,
	2025	2024	2023
Beginning balance	$1,895	$2,213	$3,498
Provision for credit losses	2,439	790	1,674
Adjustments for write-off	(1,261)	(1,108)	(2,959)
Ending balance	$3,073	$1,895	$2,213